Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

February 19, 2010

Mr. John Ganley

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:          Financial Investors Trust (“Trust”)

File Nos.                33-72424

811-8194

POST-EFFECTIVE AMENDMENT NO. 48

Dear Mr. Ganley:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company, and its series, the Activa Value Fund. This filing includes Post-Effective Amendment No. 48 to the Fund’s 1933 Act Registration Statement on Form N-1A and Amendment No. 49 to its 1940 Act Registration Statement (“Amendment”).  This filing is made pursuant to Rule 485(a) to seek to comply with the recently effective amendments to Form N-1A, as required by the SEC’s “Summary Prospectus” Rule, SEC Rel. No. 33-8998 (pub. avail. Jan. 13, 2009).

The SEC Staff is requested to address any comments on this filing my paralegal, Jennifer Craig, at 720.917.0611.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg
Secretary

Enclosure

cc:           Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP